Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements were prepared in accordance with U.S. GAAP and related rules and regulations of the SEC. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates or assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates or assumptions.

Principles of consolidation

Principles of consolidation

Artisan’s policy is to consolidate all subsidiaries in which it has a controlling financial interest and variable interest entities (“VIEs”) of which Artisan is deemed to be the primary beneficiary. The primary beneficiary is deemed to be the entity that has the power to govern the financial and operating policies of the subsidiary so as to obtain benefits from its activities. The consolidated financial statements include the accounts of APAM, all subsidiaries in which APAM has a direct or indirect controlling financial interest and VIEs of which Artisan is deemed to be the primary beneficiary. All material intercompany balances have been eliminated in consolidation.

At December 31, 2013 and December 31, 2012, Artisan’s wholly-owned subsidiary, Artisan Partners Alternative Investments GP LLC, was the general partner of Artisan Partners Launch Equity LP (“Launch Equity”), a private investment partnership that is considered a VIE. Launch Equity is considered an investment company and therefore accounted for under Accounting Standard Codification Topic 946, “Financial Services—Investment Companies”. Artisan has retained the specialized industry accounting principles of this investment company in its consolidated financial statements. See Note 9, “Variable and Voting Interest Entities” for additional details.

The Company makes initial seed investments in sponsored investment portfolios at the portfolio’s formation. If the seed investment results in a controlling financial interest, APAM consolidates the investment, and the underlying individual securities will be accounted for as trading securities. Seed investments in which the Company does not have a controlling financial interest are classified as available-for-sale investments, as described below under “Investment Securities”. APAM currently does not have a controlling financial interest in any of its seed investments.

Tax Receivable Agreements ("TRAs")

Tax Receivable Agreements (“TRAs”)

In connection with the IPO, APAM entered into two tax receivable agreements. Under the first TRA, APAM generally is required to pay to the holders of convertible preferred stock issued as consideration for the H&F Corp Merger (or Class A common stock issued upon conversion of that convertible preferred stock) 85% of the applicable cash savings, if any, in U.S. federal and state income tax that APAM actually realizes (or is deemed to realize in certain circumstances) as a result of (i) the tax attributes of the preferred units APAM acquired in the merger, (ii) net operating losses available as a result of the merger and (iii) tax benefits related to imputed interest.

Under the second TRA, APAM generally is required to pay to the holders of limited partnership units of Holdings (or Class A common stock or convertible preferred stock issued upon exchange of limited partnership units) 85% of the applicable cash savings, if any, in U.S. federal and state income tax that APAM actually realizes (or is deemed to realize in certain circumstances) as a result of (i) certain tax attributes of their units sold to APAM or exchanged (for shares of Class A common stock or convertible preferred stock) and that are created as a result of the sales or exchanges and payments under the TRAs and (ii) tax benefits related to imputed interest. Under both agreements, APAM generally will retain the benefit of the remaining 15% of the applicable tax savings.

For purposes of the TRAs, cash savings in tax are calculated by comparing APAM’s actual income tax liability to the amount it would have been required to pay had it not been able to utilize any of the tax benefits subject to the TRAs, unless certain assumptions apply. The TRAs will continue in effect until all such tax benefits have been utilized or expired, unless APAM exercises its right to terminate the agreements or payments under the agreements are accelerated in the event that APAM materially breaches any of its material obligations under the agreements. The actual increase in tax basis, as well as the amount and timing of any payments under these agreements, will vary depending upon a number of factors, including the timing of exchanges by the holders of limited partnership units, the price of the Class A common stock or the value of the convertible preferred stock, as the case may be, at the time of the exchange, whether such exchanges are taxable, the amount and timing of the taxable income APAM generates in the future and the tax rate then applicable and the portion of APAM’s payments under the TRAs constituting imputed interest.

Payments under the TRAs, if any, will be made pro rata among all TRA counterparties entitled to payments on an annual basis to the extent APAM has sufficient taxable income to utilize the increased depreciation and amortization charges. Artisan expects to make payments under the TRAs, to the extent they are required, within 125 days after APAM’s federal income tax return is filed for each fiscal year. Interest on such payments will begin to accrue at a rate equal to one-year LIBOR plus 100 basis points from the due date (without extension) of such tax return.

Operating segments

Operating segments

Artisan operates in one segment, the investment management industry. Artisan provides investment management services to separate accounts and mutual funds and other pooled investment vehicles. Management assesses the financial performance of these vehicles on a combined basis.

Cash and cash equivalents

Cash and cash equivalents

Artisan defines cash and cash equivalents as money market funds and other highly liquid investments with original maturities of 90 days or less. Cash and cash equivalents are stated at cost, which approximates fair value due to the short-term nature and liquidity of these financial instruments. For disclosure purposes, cash and cash equivalents are categorized as Level 1 in the fair value hierarchy. Cash and cash equivalents are subject to credit risk and were primarily maintained in demand deposit accounts with financial institutions or treasury money market funds.

Cash and cash equivalents of Launch Equity

Cash and cash equivalents of Launch Equity represent cash and equivalents of Launch Equity, a private investment partnership that is considered a VIE. Launch Equity defines cash and cash equivalents as highly liquid investments which have original maturities of 60 days or less. Cash and cash equivalents of Launch Equity are stated at cost, which approximates fair value. See Note 9, “Variable and Voting Interest Entities”, for additional details.

Foreign currency translation

Foreign currency translation

Assets and liabilities of foreign operations whose functional currency is not the U.S. dollar are translated at prevailing year-end exchange rates. Revenue and expenses of such foreign operations are translated at average exchange rates during the year. The net effect of the translation adjustment for foreign operations is included in other comprehensive income (loss) in the Consolidated Statements of Comprehensive Income (Loss). The cumulative effect of translation adjustments is included in Accumulated other comprehensive income (loss) and Noncontrolling interest—Artisan Partners Holdings in the Consolidated Statements of Financial Condition, based on current ownership levels.

Accounts receivable

Accounts receivable

Accounts receivable are carried at invoiced amounts and consistent primarily of investment management fees that have been earned, but not yet received from clients. Due to the short-term nature and liquidity of the receivables, the carrying values of these assets approximate fair value. The accounts receivable balance does not include any allowance for doubtful accounts as Artisan believes all accounts receivable balances are fully collectible. There has not been any bad debt expense recorded for the years ended December 31, 2013, 2012 and 2011.

Accounts receivable of Launch Equity

Accounts receivable of Launch Equity represents the value of securities sold by Launch Equity but not yet settled. See Note 9, “Variable and Voting Interest Entities”, for additional details.

Investment securities

Investment securities

Investment securities consist of investments in equity mutual funds for which Artisan is the investment adviser and are classified as available-for-sale. These securities include securities held in connection with an incentive compensation plan established during 2011. This incentive compensation plan provided certain portfolio managers with additional cash compensation over a three-year period based on the then-current value of the investment securities, which were shares of mutual funds managed by such portfolio managers. As of December 31, 2013, the plan ended and all related investment securities were sold. Investments provide exposure to various risks, including price risk (the risk of a potential future decline in value of the investment) and foreign currency risk. Investments in registered mutual funds are carried at fair value at their respective net asset values as of the valuation date. Fair value is defined as the price that Artisan would expect to have received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Unrealized gains (losses) on available-for-sale securities are recorded as a component of Other comprehensive income (loss). Dividend income from these investments is recognized when earned and is included in Net investment income in the Consolidated Statements of Operations. Realized gains (losses) are computed on a specific identification basis and are recorded in Net investment income in the Consolidated Statements of Operations.

Investment securities of Launch Equity

Investment securities of Launch Equity represent investments held by Launch Equity. The carrying value of Launch Equity’s investments is also their fair value. Long and short positions in equity securities are valued based upon closing market prices of the security on the principal exchange on which the security is traded. See Note 9, “Variable and Voting Interest Entities”, for additional details.

Property and equipment

Property and equipment

Property and equipment are carried at cost, less accumulated depreciation. Depreciation is recognized on a straight-line basis over the estimated useful lives of the respective assets, which range from three to seven years. Depreciation for leasehold improvements is recognized over the applicable life of the asset class, typically the lesser of the economic useful life of the improvement or the remaining term of the lease. Property and equipment is tested for impairment when there is an indication that the carrying amount of an asset may not be recoverable. When an asset is determined to not be recoverable, the impairment loss is measured based on the excess, if any, of the carrying value of the asset over its fair value.

Restricted cash	Restricted cash Restricted cash represents cash that is restricted as collateral on a standby letter of credit related to a lease obligation.
Derivative instruments

Derivative instruments

Artisan used derivative instruments (interest rate swaps) to manage the interest rate exposure related to its $400 million variable rate term loan, which was re-financed in 2012. Artisan originally designated its interest rate swaps as a hedge of the benchmark interest rate on future interest payments to remove the exposure to variations in cash flows related to interest expense. Artisan monitored its position and the credit rating of the counterparties and did not anticipate non-performance by any party to the interest rate swaps.

The interest rate swaps were carried at fair value. During the year ended December 31, 2011, Artisan discontinued the hedge accounting relationship related to the cash flow hedge. As such, cumulative amounts recorded in Total comprehensive income (loss) were reclassified to current earnings as Other non-operating income (loss). Changes in fair value occurring after the date of discontinuance were recorded as Other non-operating income (loss).

During the year ended December 31, 2012, Artisan terminated the interest rate swap contract in connection with the repayment of all of the then-outstanding principal amount of the $400 million term loan. Final settlement of the swap contract was $1.1 million. See Note 7, “Derivative Instruments”, for additional details.

Payables

Payables of Launch Equity

Payables of Launch Equity represent payables for securities purchased by Launch Equity but not yet settled. See Note 9, “Variable and Voting Interest Entities”, for additional details.

Securities sold, not yet purchased

Securities sold, not yet purchased of Launch Equity

Securities sold, not yet purchased of Launch Equity represent securities, at fair value, sold short by Launch Equity. See Note 9, “Variable and Voting Interest Entities”, for additional details.

Revenue recognition

Revenue recognition

Investment management fees are generally computed as a percentage of assets under management and recognized as earned. Fees for providing investment advisory services are computed and billed in accordance with the provisions of the applicable investment management agreements. The investment management agreements for a small number of accounts provide for performance-based fees. Performance-based fees, if earned, are recognized on the contractually determined measurement date. Performance-based fees generally are not subject to claw back as a result of performance declines subsequent to the most recent measurement date.

Unit and share-based compensation

Unit-based compensation

In accordance with the provisions of Artisan Partners Holdings’ partnership agreement and the terms of the corresponding grant agreements, Class B interests reclassified as Class B common units granted to the Class B limited partners of Holdings are generally entitled to pro rata allocations of profits and losses and other items and distributions of cash and other property. Class B common units vest ratably over a five-year vesting period, beginning on the date of grant. Vesting is accelerated upon the occurrence of certain events, including a change in control as defined in the grant agreements.

Prior to the IPO Reorganization, vested Class B common units were classified as share-based liability awards. Vested Class B common units of a terminated partner were redeemed in cash, generally in annual installments over the five years following termination of employment. The Partnership redeemed the vested Class B common units at a value determined in accordance with the terms of the grant agreement pursuant to which the common units were granted, which included a premium in the case of employment terminated by reason of death, disability or retirement. The redemption value of Class B common units had been calculated assuming a holder’s termination of employment was the result of resignation or involuntary termination by Artisan and had been recorded as Class B liability award in the Consolidated Statements of Financial Condition. For individuals who had given notice of retirement in accordance with their grant agreements and such notice has been accepted by Artisan, the redemption value of the Class B common units had been calculated using the retirement valuation as of the notice date. Prior to April 6, 2011, compensation cost was measured at the grant date based on the intrinsic value of the common units granted. Intrinsic value was determined using the redemption value of the Class B awards. On and after April 6, 2011, compensation cost was measured at the grant date based on the fair value of the common units granted. Compensation cost was recognized as expense over the requisite service period for vesting, typically five years. Compensation cost was re-measured each period with any incremental changes in value subsequent to the grant date expensed over the remaining vesting period. Changes in value that occurred after the end of the vesting period were recorded as compensation cost in the period in which the changes occur through settlement of the common units. Distributions of the Partnership’s net income associated with Class B common units were recorded to Compensation and benefits expense. During 2013, the Class B common units were modified, which eliminated the cash redemption feature and liability classification. See Note 11, “Compensation and Benefits” for details on the modification of these awards.

Share-based compensation

Share-based compensation expense is recognized based on grant-date fair value on a straight-line basis over the vesting period of the awards, adjusted for estimated forfeitures. Forfeiture assumptions are evaluated on a quarterly basis and updated as necessary. The awards generally vest ratably over a five-year vesting period, beginning on the date of grant.

Distribution fees

Distribution fees

Artisan Funds has authorized certain financial services companies, broker-dealers, banks or other intermediaries, and in some cases, other organizations designated by an authorized intermediary to accept purchase, exchange, and redemption orders for shares of Artisan Funds on the funds’ behalf. Many intermediaries charge a fee for accounting and shareholder services provided to fund shareholders on the fund’s behalf. Those services typically include recordkeeping, transaction processing for shareholders’ accounts, and other services. The fee is either based on the number of accounts to which the intermediary provides such services or a percentage of the average daily value of fund shares held in such accounts. The funds pay a portion of such fees, which are intended to compensate the intermediary for its provision of services of the type that would be provided by the fund’s transfer agent or other service providers if the shares were registered directly on the books of the fund’s transfer agent. Artisan pays the balance of those fees which includes compensation to the intermediary for its distribution and marketing of Artisan Funds shares. Artisan Global Funds distribution arrangements pursuant to which Artisan is required to pay a portion of its investment management fee for distribution and marketing of Artisan Global Funds shares.

Distribution fees paid to intermediaries were as follows:

	For the Year Ended December 31,
	2013	2012	2011
Total intermediary fees incurred	$112,360	$88,818	$86,166
Less: fees incurred by Artisan Funds	78,036	62,736	61,431

Fees incurred by Artisan	34,324	26,082	24,735
Other marketing expenses	4,074	2,908	1,439

Total distribution and marketing	$38,398	$28,990	$26,174

Accrued fees to intermediaries were $5.4 million and $3.6 million as of December 31, 2013 and 2012, respectively, and are included in Accounts payable, accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

Leases

Leases

Rent under non-cancelable operating leases with scheduled rent increases and decreases is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. Allowances and other lease incentives provided by Artisan’s landlords are amortized on a straight-line basis as a reduction of rent expense. The difference between straight-line rent expense and rent paid and the unamortized deferred lease costs and build-out allowances are recorded as Deferred lease obligations in the Consolidated Statements of Financial Condition.

Loss contingencies

Loss contingencies

Artisan considers the assessment of loss contingencies as a significant accounting policy because of the significant uncertainty relating to the outcome of any potential legal actions and other claims and the difficulty of predicting the likelihood and range of the potential liability involved, coupled with the material impact on Artisan’s results of operations that could result from legal actions or other claims and assessments. Artisan recognizes estimated costs to defend as incurred. Potential loss contingencies are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Artisan’s results of operations, financial position, or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Operations when receipt is deemed probable. No loss contingencies were recorded at December 31, 2013, 2012, and 2011. There is currently no litigation in process or outstanding.

Income taxes

Income taxes

As a limited partnership, Artisan Partners Holdings has not made a provision for income taxes because it is not subject to Federal income tax and certain state income taxes. It is the responsibility of Artisan Partners Holdings’ partners to separately report their proportionate share of Artisan Partners Holdings’ taxable income or loss.

As a result of the IPO, APAM became subject to U.S. C-corporation federal and state income taxes on its allocable portion of the income of Artisan Partners Holdings. During the years ended December 31, 2012 and 2011, APAM was not allocated any of Holdings’ income and therefore did not incur any U.S. income tax.

Artisan accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. Artisan recognizes a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Artisan accounts for uncertain income tax positions by recognizing the impact of a tax position in its consolidated financial statements when Artisan believes it is more likely than not that the tax position would not be sustained upon examination by the appropriate tax authorities based on the technical merits of the position.

Comprehensive income (loss)

Comprehensive income (loss)

Total comprehensive income (loss) includes net income and other comprehensive income. Other comprehensive income (loss) consists of the change in unrealized gains (losses) on available-for-sale investments and foreign currency translation, net of related tax effects. The tax effects of components of other comprehensive income (loss) is calculated on the portion of comprehensive income (loss) attributable to APAM.

Accumulated Other Comprehensive Income (Loss), net of tax, in the accompanying Consolidated Statements of Financial Condition represents the portion of accumulated other comprehensive income attributable to APAM, and consists of the following:

	As of December 31, 2013	As of December 31, 2012
Unrealized gain on investments	$303	$—
Foreign currency translation	75	—

Accumulated Other Comprehensive Income (Loss)	$378	$—

Comprehensive income (loss) attributable to noncontrolling interests—Artisan Partners Holdings in the Consolidated Statements of Comprehensive Income (Loss) represents the portion of comprehensive income (loss) attributable to the economic interests in Holdings held by the limited partners of Holdings. For periods prior to the IPO, all comprehensive income (loss) is entirely attributable to noncontrolling interests.

Partnership distributions

Partnership distributions

Artisan makes distributions of its net income to its partners (or former partners) for income taxes as required under the terms of Artisan Partners Holdings’ partnership agreement. Tax distributions are calculated utilizing the highest combined individual federal, state and local income tax rate among the various locations in which the partners (or former partners), as a result of owning their interests in the partnership, are subject to tax, assuming maximum applicability of the phase-out of itemized deductions contained in the Internal Revenue Code, multiplied by each partner’s (or former partner’s) share of taxable income. Artisan also makes additional distributions under the terms of the partnership agreement. Distributions are recorded in the financial statements on the declaration date. Partnership distributions, excluding distributions to APAM, totaled $290.5 million, $135.0 million and $122.8 million for the years ended December 31, 2013, 2012, and 2011, respectively, and are reported either as Pre-offering related compensation-other within the Consolidated Statements of Operations or Partnership distributions within the Consolidated Statements of Changes in Stockholders’ Equity, depending on the timing of distributions.

Earnings per Share

Earnings per Share

Basic earnings per share is computed by dividing income available to Class A common stockholders by the weighted average number of Class A common shares outstanding during the period. Income available to Class A common stockholders is computed by deducting from net income attributable to APAM, dividends declared or paid to convertible preferred stockholders during the period and allocating undistributed earnings to the Class A common shares and participating securities, according to their respective rights to participate in those earnings. Prior to the IPO and related reorganization on March 12, 2013, all income for was entirely allocable to noncontrolling interests. As a result, APAM had no earnings per share for the years ended December 31, 2012 and 2011.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The ASU also requires presentation, either on the face of the statement where net income is presented or in the notes to the financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. However, such disclosure is only required if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required to be reclassified in their entirety to net income, an entity should cross-reference to other disclosures that provide additional detail about those amounts. Artisan adopted the ASU prospectively in the first quarter of 2013 and included the new disclosure requirements in the Consolidated Statements of Comprehensive Income.

In March 2013, the FASB issued ASU 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The ASU clarifies the interaction between ASC 810-10, Consolidation-Overall, and ASC 830-30, Foreign Currency Matters-Translation of Financial Statements, when releasing the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. The ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this new guidance is not expected to have a financial impact on Artisan’s consolidated financial statements.

In June 2013, the FASB issued ASU 2013-08, Investment Companies (Topic 946). The ASU changes the approach to the investment company assessment in Topic 946, clarifying the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company. This update would also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting and to include additional disclosures. The ASU is effective for reporting periods beginning after December 15, 2013. The adoption of this new guidance is not expected to have a financial impact on Artisan’s consolidated financial statements.